Prepayment and Other Current and Non-Current Assets (Details) - Schedule of repayment and other current and non-current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of repayment and other current and non-current assets [Abstract]
Prepayment for outsourced production cost	$ 2,960	$ 1,052
Prepayment for co-produced TV series	21,441	17,464
Advances to vendors	9,964	4,544
Staff advance	16	15
Others	167	116
Subtotal	34,548	23,191
Less: allowance for doubtful accounts
Prepayment and other assets, net	34,548	23,191
Including:
Prepayment and other current assets, net	13,103	2,544
Prepayment and other non-current assets, net	$ 21,445	$ 20,647